Employee benefits liabilities - Disclosure of changes in net defined benefit obligations for healthcare and life insurance plans and other post-employment benefits (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	€ 3,913
Other:
Net defined benefit liability (asset), end of period	3,364	€ 3,913
Projected benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	26,203
Other:
Net defined benefit liability (asset), end of period	23,241	26,203
Health care and life insurance plans
Disclosure of net defined benefit liability (asset) [line items]
Included in the Consolidated Income Statement	94	105	€ 143
Health care and life insurance plans | Projected benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	1,700	1,697
Included in the Consolidated Income Statement	94	105
Actuarial (gains)/losses from:
- Demographic and other assumptions	19	(2)
Financial assumptions	14	(51)
Effect of movements in exchange rates	(182)	81
Other:
Benefits paid	(129)	(130)
Net defined benefit liability (asset), end of period	1,516	1,700	1,697
Other post-employment benefits
Disclosure of net defined benefit liability (asset) [line items]
Included in the Consolidated Income Statement	1	(14)	60
Other post-employment benefits | Projected benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning of period	753	767
Included in the Consolidated Income Statement	1	(14)
Actuarial (gains)/losses from:
- Demographic and other assumptions	(18)	(21)
Financial assumptions	(37)	123
Effect of movements in exchange rates	(2)	(4)
Other:
Benefits paid	(71)	(66)
Other changes	(33)	(32)
Net defined benefit liability (asset), end of period	€ 593	€ 753	€ 767